Investments in joint ventures and associates (Tables)	12 Months Ended
Mar. 31, 2021
Interests In Other Entities [Abstract]
Disclosure of joint ventures

	2021			2020
	Associates £m	Joint ventures £m	Total £m	Associates £m	Joint ventures £m	Total £m
Share of net assets at 1 April	341	654	995	291	317	608
Exchange adjustments	(22)	(36)	(58)	20	12	32
Additions	6	75	81	16	156	172
Capitalisation of shareholder loan to Nemo Link Limited	—	—	—	—	176	176
Share of post-tax results for the year	30	28	58	40	47	87
Share of other comprehensive income of associates, net of tax	1	—	1	1	—	1
Dividends received	(31)	(49)	(80)	(41)	(34)	(75)
Other movements¹	(96)	(34)	(130)	14	(20)	(6)
Share of net assets at 31 March	229	638	867	341	654	995
1.    Within associates, the other movements for the year primarily relates to the reclassification of an investment in an associate to financial investments.
Summarised financial information as at 31 March, together with the carrying amount of the investments, is as follows:

	BritNed Development Limited		Millennium Pipeline Company LLC		Nemo Link Limited		Emerald Energy Venture LLC
	2021	2020	2021	2020	2021	2020	2021	2020
	£m	£m	£m	£m	£m	£m	£m	£m
Statement of financial position
Non-current assets	409	399	795	910	536	582	559	435
Cash and cash equivalents	47	54	27	33	31	26	112	66
All other current assets	24	4	24	26	8	5	12	6
Non-current liabilities	(81)	(45)	(256)	(315)	(30)	(29)	(286)	(232)
Current liabilities	(22)	(16)	(38)	(43)	(19)	(10)	(27)	(2)
Net assets	377	396	552	611	526	574	370	273
Group’s ownership interest in joint venture/associate	189	198	145	160	263	287	189	139
Group adjustment: elimination of profits on sales to joint venture	—	—	—	—	—	—	(23)	(10)
Carrying amount of the Group’s investment	189	198	145	160	263	287	166	129

	BritNed Development Limited		Millennium Pipeline Company LLC		Nemo Link Limited		Emerald Energy Venture LLC
	2021	2020	2021	2020	2021	2020	2021	2020
	£m	£m	£m	£m	£m	£m	£m	£m
Income statement
Revenue	72	80	199	206	66	45	28	19
Depreciation and amortisation	(15)	(14)	(43)	(46)	(24)	(23)	(14)	(7)
Other costs	(15)	(10)	(21)	(20)	(6)	(8)	(22)	(10)
Operating profit/(loss)	42	56	135	140	36	14	(8)	2
Net interest expense	(1)	—	(18)	(22)	—	—	—	(3)
Profit/(loss) before tax	41	56	117	118	36	14	(8)	(1)
Income tax expense	(11)	(10)	—	—	(14)	(2)	—	—
Profit/(loss) for the year	30	46	117	118	22	12	(8)	(1)
Group’s share of profit/(loss)	15	23	31	31	11	6	(4)	(1)
Group adjustment: tax charge	—	—	(9)	(9)	—	—	1	—
Group’s share of post-tax results for the year	15	23	22	22	11	6	(3)	(1)

Disclosure of associates

	2021			2020
	Associates £m	Joint ventures £m	Total £m	Associates £m	Joint ventures £m	Total £m
Share of net assets at 1 April	341	654	995	291	317	608
Exchange adjustments	(22)	(36)	(58)	20	12	32
Additions	6	75	81	16	156	172
Capitalisation of shareholder loan to Nemo Link Limited	—	—	—	—	176	176
Share of post-tax results for the year	30	28	58	40	47	87
Share of other comprehensive income of associates, net of tax	1	—	1	1	—	1
Dividends received	(31)	(49)	(80)	(41)	(34)	(75)
Other movements¹	(96)	(34)	(130)	14	(20)	(6)
Share of net assets at 31 March	229	638	867	341	654	995
1.    Within associates, the other movements for the year primarily relates to the reclassification of an investment in an associate to financial investments.
Summarised financial information as at 31 March, together with the carrying amount of the investments, is as follows:

	BritNed Development Limited		Millennium Pipeline Company LLC		Nemo Link Limited		Emerald Energy Venture LLC
	2021	2020	2021	2020	2021	2020	2021	2020
	£m	£m	£m	£m	£m	£m	£m	£m
Statement of financial position
Non-current assets	409	399	795	910	536	582	559	435
Cash and cash equivalents	47	54	27	33	31	26	112	66
All other current assets	24	4	24	26	8	5	12	6
Non-current liabilities	(81)	(45)	(256)	(315)	(30)	(29)	(286)	(232)
Current liabilities	(22)	(16)	(38)	(43)	(19)	(10)	(27)	(2)
Net assets	377	396	552	611	526	574	370	273
Group’s ownership interest in joint venture/associate	189	198	145	160	263	287	189	139
Group adjustment: elimination of profits on sales to joint venture	—	—	—	—	—	—	(23)	(10)
Carrying amount of the Group’s investment	189	198	145	160	263	287	166	129

	BritNed Development Limited		Millennium Pipeline Company LLC		Nemo Link Limited		Emerald Energy Venture LLC
	2021	2020	2021	2020	2021	2020	2021	2020
	£m	£m	£m	£m	£m	£m	£m	£m
Income statement
Revenue	72	80	199	206	66	45	28	19
Depreciation and amortisation	(15)	(14)	(43)	(46)	(24)	(23)	(14)	(7)
Other costs	(15)	(10)	(21)	(20)	(6)	(8)	(22)	(10)
Operating profit/(loss)	42	56	135	140	36	14	(8)	2
Net interest expense	(1)	—	(18)	(22)	—	—	—	(3)
Profit/(loss) before tax	41	56	117	118	36	14	(8)	(1)
Income tax expense	(11)	(10)	—	—	(14)	(2)	—	—
Profit/(loss) for the year	30	46	117	118	22	12	(8)	(1)
Group’s share of profit/(loss)	15	23	31	31	11	6	(4)	(1)
Group adjustment: tax charge	—	—	(9)	(9)	—	—	1	—
Group’s share of post-tax results for the year	15	23	22	22	11	6	(3)	(1)